Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2020
Registrant Name	dei_EntityRegistrantName	Fidelity Rutland Square Trust II
Central Index Key	dei_EntityCentralIndexKey	0001364924
Investment Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 08, 2020
Document Effective Date	dei_DocumentEffectiveDate	Sep. 08, 2020
Prospectus Date	rr_ProspectusDate	Sep. 08, 2020